Recapitalization and Preferred Shares	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 3 - Recapitalization and Preferred Shares

On March 23, 2017, we completed the Merger Agreement with AP. The impact to equity of the Merger Agreement includes a) the issuance of 2,351,355 new pre-split shares of the Company’s common stock; b) the issuance of 324,327 new pre-split shares of the Company’s Series A Convertible Preferred Stock; c) the retirement of 5,000,000 shares of the Company’s pre-split common stock; and d) removing the Company’s accumulated deficit and adjusting equity for the recapitalization. Simultaneously with the Merger, the Company accepted subscriptions in a private placement offering of 476,092 new pre-split shares of the Company’s common stock in the amount of $600,000 as well as 27,027 new pre-split shares of the Company’s Series B Convertible Preferred Stock in the amount of $250,000. These shares are considered to be outstanding beginning January 1, 2015. However, as the cash to purchase these shares was received in 2017, we have recorded the cash received in connection with these shares in additional paid-in capital during 2017.

Series A Convertible Preferred Stock was originally convertible into 3,000,000 common shares based on the total outstanding equity as of March 23, 2017.  As of March 31, 2019, the Series A Convertible Preferred Stock would be convertible into approximately 10,660,000 common shares, based on 47,747,804 common shares outstanding as of March 31, 2019.  The Series B Convertible Preferred Stock is convertible into 1,120,000 common shares.

On March 23, 2017, we completed the Merger Agreement with AP. The impact to equity of the Merger Agreement includes a) the issuance of 2,351,355 new pre-split shares of the Company’s common stock; b) the issuance of 324,327 new pre-split shares of the Company’s Series A Convertible Preferred Stock; c) the retirement of 5,000,000 shares of the Company’s pre-split common stock; and d) removing the Company’s accumulated deficit and adjusting equity for the recapitalization. Simultaneously with the Merger, the Company accepted subscriptions in a private placement offering of 476,092 new pre-split shares of the Company’s common stock in the amount of $600,000 as well as 27,027 new pre-split shares of the Company’s Series B Convertible Preferred Stock in the amount of $250,000. These shares are considered to be outstanding beginning January 1, 2015. However, as the cash to purchase these shares was received in 2017, we have recorded the cash received in connection with these shares in additional paid-in capital during 2017.